CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net Income (loss)	$ 1,304,446	$ (18,664,117)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,483,868	1,572,934
Common stock issued for services		437,501
Common stock issued for interest	19,634	104,964
Common stock issued for note extensions		3,290,000
Non-cash interest upon conversion of convertible notes		864,115
Common stock issued for in process research and development	10,760	4,024
Accretion of discount on convertible notes payable	340,377	4,193,684
Capitalized interest on notes payable		1,491,162
Equity issuance costs related to warrants		1,102,682
Stock based compensation	2,262,540	1,113,398
Warrants issued for interest	157,400
Warrants issued for debt extinguishment costs	404,000
Loss on extinguishment of debt	954,017
Gain on debt restructuring		(3,062,457)
Loss (gain) on derivative liability valuation	(11,724,400)	3,480,311
Loss on sale of securities available for sale		49,264
Loss on sale of assets	362
Loss on impairment of assets	26,180
Allowance for dousbtful accounts	10,149	(41,824)
Changes in assets
Decrease (increase) in accounts receivable	(124,997)	104,429
Decrease (increase) in inventories	(8,676)	53,235
Decrease (increase) in debt offering costs	(102,978)	447,525
Decrease in prepaid and other assets	205,498	101,541
Changes in liabilities
Decrease in accounts payable	(267,452)	(475,462)
Increase (decrease) in accrued expenses	13,823	(76,647)
Increase (decrease) in deferred revenues	(128,988)	47,708
Net cash used in operating activities	(5,164,437)	(3,862,030)
Cash flows from investing activities:
Purchase of equipment	(472,505)	(167,355)
Proceeds from the sale of auction rate preferred securities		225,000
Proceeds from sale of assets	1,183
Net cash provided (used) by investing activities	(471,322)	57,645
Cash flows from financing activities:
Proceeds from the exercise of options and warrants	18,304
Proceeds from equity financing		12,703,814
Payments on principal on debt	(1,526,834)	(7,843,289)
Equity issuance costs	(24,078)
Proceeds from equipment financing	700,000	1,535,000
Proceeds from notes payable	1,300,000	3,275,000
Net cash provided by financing activities	467,392	9,670,525
Net increase (decrease) in cash and cash equivalents	(5,168,367)	5,866,140
Cash and cash equivalents, beginning of period	6,129,632	263,492
Cash and cash equivalents, end of period	961,265	6,129,632
Supplemental disclosure of cash flow information:
Interest paid	357,246	840,755
Income taxes paid